Revenue Recognition and Related Party Transactions Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Recurring fees	$ 3,051	$ 9,137	$ 6,312	$ 17,849	$ 32,926	$ 8,156	$ 0
Insurance premiums					2,073	206
REIT II
Related Party Transaction [Line Items]
Recurring fees		7,538		14,473
Insurance premiums					367	206
PECO III
Related Party Transaction [Line Items]
Recurring fees	453		1,462
Insurance premiums					0	0
Joint Ventures
Related Party Transaction [Line Items]
Recurring fees	2,045		3,779
Insurance premiums					0	0
Other Parties
Related Party Transaction [Line Items]
Recurring fees	553	503	1,071	1,053
Insurance premiums					1,706	0
Recurring fees
Related Party Transaction [Line Items]
Recurring fees					21,036	4,992
Recurring fees | REIT II
Related Party Transaction [Line Items]
Recurring fees					17,937	4,396
Recurring fees | PECO III
Related Party Transaction [Line Items]
Recurring fees					870	74
Recurring fees | Joint Ventures
Related Party Transaction [Line Items]
Recurring fees					1,948	335
Recurring fees | Other Parties
Related Party Transaction [Line Items]
Recurring fees					281	187
Transactional Revenue and Reimbursements
Related Party Transaction [Line Items]
Transactional revenue and reimbursements					9,817	2,958
Transactional Revenue and Reimbursements | REIT II
Related Party Transaction [Line Items]
Transactional revenue and reimbursements					6,965	1,846
Transactional Revenue and Reimbursements | PECO III
Related Party Transaction [Line Items]
Transactional revenue and reimbursements					1,278	679
Transactional Revenue and Reimbursements | Joint Ventures
Related Party Transaction [Line Items]
Transactional revenue and reimbursements					1,442	297
Transactional Revenue and Reimbursements | Other Parties
Related Party Transaction [Line Items]
Transactional revenue and reimbursements					132	136
Non-Affiliate
Related Party Transaction [Line Items]
Recurring fees	$ 500	$ 500	$ 1,000	$ 900	$ 1,700	$ 200